Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE

As highlighted in “Compensation Discussion and Analysis,” one of the primary principles of our compensation program is to ensure that there is a substantial portion of executive officer pay that is at-risk
and highly dependent on Cadence’s short-term and long-term financial, operational, and stock price performance.
For our executives, over 80% of their opportunity is tied to long-term equity incentives that depend on our stock price performance, while roughly 5% to 10% of our executive pay is tied to annual financial and operational performance. As a result, we would expect that our Compensation Actually Paid in the table below will have a stronger correlation with our TSR and stock price performance than our annual financial and operational performance. We expect a strong correlation to stock price performance through the combination of (a) having a significant portion of executive pay tied to long-term incentives (“LTI”) and (b) using options as part of our annual LTI mix (50% for our CEO and 34% for our other NEOs) and periodic LTP awards that require meeting material stock price growth hurdles before any value is delivered to our executives. Strong business performance (including increased revenues, operating margin, and net income) continued to drive the increase in Cadence’s stock price from 2023 to 2024.
In the charts and descriptions of the relationships presented below we note the following:

(a)
We show two Principal Executive Officers (“PEOs”) over the five-year period due to our CEO transition in 2021 (Dr. Devgan is PEO #1 for 2024, 2023, 2022 and 2021 and Mr. Tan is PEO #2 for 2021 and 2020).

(b)
As stated above, our Compensation Actually Paid may vary notably year-over-year. These swings occur primarily due to: (a) the Compensation Actually Paid calculation measuring the change in fair value of equity awards (not the absolute value), (b) the stock price performance differing meaningfully in certain years, and (c) our practice of granting options and periodic LTP awards with challenging stock price hurdles.

For example, the large increase in Compensation Actually Paid for 2023 compared to 2022 was a result of our stock price growing 70% in 2023 versus decreasing 14% in 2022. Additionally, the stock price increased to be above the LTP III price hurdles, leading to higher values vesting in March 2023 and March 2024. Further, the notable decrease in Compensation Actually Paid in 2024 reflects a relatively modest stock price increase of 10% (versus 70% for 2023), with the stock price being below the maximum price target for LTP IV awards and only slightly above the exercise price for options awarded in 2024.
These observed year-over-year changes in our Compensation Actually Paid demonstrate the strong alignment between our long-term equity incentives and stock price performance. As such, we would expect larger Compensation Actually Paid values in years with stronger stock price performance and smaller values in years with lower performance.

The following table sets forth additional compensation information of our PEO and our other
(non-PEO)
NEOs along with TSR, net income, and
non-GAAP
operating income performance results for our fiscal years 2020, 2021, 2022, 2023, and 2024.

							Value of Initial Fixed $100 Investment Based On:
Year (1)	Summary Comp Table Total for PEO#1 (2)	Compensation Actually Paid to PEO#1 (3)(4)	Summary Comp Table Total for PEO#2 (2)	Compensation Actually Paid to PEO#2 (3)(5)	Average Summary Comp Table Total for non-PEO NEOs (2)	Average Compensation Actually Paid to non-PEO NEOs (3)(6)	Cadence Design Systems’ Total Shareholder Return (7)	Peer Group Total Shareholder Return (7)	GAAP Net Income	Non-GAAP Operating Income (8)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2024	$19,292,503	$ 28,687,892	N/A	N/A	$ 5,477,021	$ 7,966,742	$433	$300	$1,055,484,000	$1,974,360,000

2023	$17,341,862	$119,135,192	N/A	N/A	$ 5,291,144	$34,337,386	$393	$211	$1,041,144,000	$1,717,212,000

2022	$32,216,034	$ 24,757,155	N/A	N/A	$10,293,930	$ 7,377,865	$232	$135	$ 848,952,000	$1,436,357,000

2021	$21,735,794	$ 39,820,493	$11,166,016	$60,351,290	$ 5,188,515	$14,539,214	$269	$190	$ 695,955,000	$1,110,755,000

2020	N/A	N/A	$ 9,604,640	$93,290,140	$ 4,251,412	$21,315,667	$197	$142	$ 590,644,000	$ 944,083,000

(1)	NEOs included in the above compensation columns reflect the following:

Year	PEO #1	PEO #2	Non-PEO NEOs
2024	Dr. Devgan	—	Messrs. Wall, Beckley, Cunningham, Teng and Scannell
2023 2022	Dr. Devgan Dr. Devgan	— —	Messrs. Wall, Zaman, Cunningham and Teng Messrs. Wall, Zaman, Cunningham and Teng
2021	Dr. Devgan	Mr. Tan	Messrs. Wall, Zaman, Teng and Beckley
2020	—	Mr. Tan	Messrs. Devgan, Wall, and Teng and Ms. Flaminia

(2)
Amounts reported in this column represent (i) the total compensation as reported in the Summary Compensation Table for the applicable year in the case of Dr. Devgan and Mr. Tan (for each year they served as PEO) and (ii) the average of the total compensation as reported in the Summary Compensation Table for Cadence’s other NEOs for the applicable year.

(3)
The fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns has been estimated pursuant to the guidance in Accounting Standards Codification Topic No. 718: Compensation–Stock Compensation (“ASC Topic 718”). The fair values of restricted share awards that are subject to solely service-based vesting criteria equals the closing price on applicable year-end
date(s) or, in the case of vesting dates, the closing price on the applicable vesting dates. The fair values of LTP awards that vest upon the attainment of both stock price targets and TSR hurdles relative to a group of peer companies were estimated with a Monte Carlo simulation model as of the applicable year-end
date(s) using the same methodology as used to estimate the grant date fair value, but using each company’s closing stock price on the applicable revaluation date as the current market price and volatility assumptions and risk free rates determined as of the revaluation date based on the length of the LTP award’s remaining performance measurement period. The vest date values of the LTP awards equals the closing price on the applicable vesting dates. The fair values of stock options were estimated using the Black Scholes option pricing model as of the applicable year-end
or vesting date(s), using the same methodology as used to estimate the grant date fair value but using (a) the closing stock price on applicable revaluation date as the current market price, (b) an expected remaining life assumption that is based on the stock options remaining contractual term as the applicable revaluation date and the degree to which the revaluation date stock price is greater than or less than the exercise price, with stock options that have an exercise price that is less than the revaluation date stock price having a shorter remaining expected life and stock options that have an exercise price that is greater than the revaluation date stock price having a longer remaining expected life, (c) expected volatility assumptions and risk free rates determined as of the revaluation date based on the length of the expected remaining life, and (d) an expected dividend rate of 0%. For additional information on the assumptions used to estimate the fair value of the awards, see the Notes to Consolidated Financial Statements in Cadence’s Annual Reports on Form
10-K
for the fiscal year ended December 31, 2024 and prior fiscal years.

(4)	Compensation Actually Paid to PEO #1 (Dr. Devgan) reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

	2024	2023	2022	2021	2020
Total Reported in Summary Compensation Table (SCT)	$19,292,503	$17,341,862	$32,216,034	$21,735,794	—

Less, value of Stock Awards reported in SCT	($17,351,776)	($15,392,704)	($30,098,153)	($19,996,360)	—
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$15,440,701	$20,512,907	$33,730,111	$20,926,797	—
Plus, Change in Fair Value (from prior year-end to indicated year-end) of Prior Years awards that are Outstanding and Unvested	$6,094,969	$65,834,172	($31,069,495)	($4,318,614)	—
Plus, FMV of Awards Granted and Vested in the indicated Year	$1,326,066	$1,733,185	$962,229	$557,207	—
Plus, Change in Fair Value (from prior year-end to vesting date) of Prior Year awards that Vested this year	$3,885,430	$29,105,769	$19,016,429	$20,915,668
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	($0)	($0)	($0)	($0)

Total Adjustments	$9,395,389	$101,793,329	($7,458,879)	$18,084,699

Compensation Actually Paid	$28,687,892	$119,135,192	$24,757,155	$39,820,493

(5)	Compensation Actually Paid to PEO #2 (Mr. Tan) reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

	2024	2023	2022	2021	2020
Total Reported in Summary Compensation Table (SCT)	—	—	—	$11,166,016	$9,604,640

Less, value of Stock Awards reported in SCT			—	($8,999,650)	($7,498,545)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	—	—	—	$12,344,763	$16,413,875
Plus, Change in Fair Value (from prior year-end to indicated year-end) of Prior Years awards that are Outstanding and Unvested	—	—	—	$6,806,871	$48,081,970
Plus, FMV of Awards Granted and Vested in the indicated Year	—	—	—	$1,003,000	$1,244,473
Plus, Change in Fair Value (from prior year-end to vesting date) of Prior Year awards that Vested this year	—	—	—	$38,030,290	$25,443,727
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—	—	($0)	($0)

Total Adjustments	—	—	—	$49,185,274	$83,685,500

Compensation Actually Paid	—	—	—	$60,351,290	$93,290,140

(6)	The average Compensation Actually Paid to the non-PEO NEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

	2024	2023	2022	2021	2020
Total Reported in Summary Compensation Table (SCT)	$5,477,021	$5,291,144	$10,293,930	$5,188,515	$4,251,412

Less, value of Stock Awards reported in SCT	($4,440,047)	($4,105,718)	($9,032,300)	($3,999,937)	($3,206,240)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$4,175,195	$5,483,961	$10,165,513	$5,017,287	$6,219,548
Plus, Change in Fair Value (from prior year-end to indicated year-end) of Prior Years awards that are Outstanding and Unvested	$1,268,894	$16,894,138	($11,766,789)	($1,923,004)	$8,360,210
Plus, FMV of Awards Granted and Vested in the indicated Year	$222,918	$314,241	$216,729	$208,366	$236,946
Plus, Change in Fair Value (from prior year-end to vesting date) of Prior Year awards that Vested this year	$1,262,760	$10,459,620	$7,500,782	$10,047,986	$5,453,791
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	($0)	($0)	($0)	($0)	($0)

Total Adjustments	$2,489,720	$29,046,242	($2,916,064)	$9,350,699	$17,064,255

Compensation Actually Paid	$7,966,742	$34,337,386	$7,377,865	$14,539,214	$21,315,667

(7)
Peer group TSR reflects the S&P 500 Information Technology Index performance as reflected in the Annual Report pursuant to Item 201(e) of Regulation
S-K.
For Cadence’s and the peer group’s TSR, each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 28, 2019.

(8)
We identified
Non-GAAP
Operating Income Dollars as our company selected measure which is defined as operating income adjusted for amortization of acquired intangibles, stock-based compensation expense, non-qualified
deferred compensation expenses or credits, restructuring charges or credits, acquisition- and integration-related costs, and special charges. A reconciliation of our non-GAAP
to GAAP financial results is set forth in Appendix A to this proxy statement.

Company Selected Measure Name	Non-GAAP Operating Income
Named Executive Officers, Footnote
(1)	NEOs included in the above compensation columns reflect the following:

Year	PEO #1	PEO #2	Non-PEO NEOs
2024	Dr. Devgan	—	Messrs. Wall, Beckley, Cunningham, Teng and Scannell
2023 2022	Dr. Devgan Dr. Devgan	— —	Messrs. Wall, Zaman, Cunningham and Teng Messrs. Wall, Zaman, Cunningham and Teng
2021	Dr. Devgan	Mr. Tan	Messrs. Wall, Zaman, Teng and Beckley
2020	—	Mr. Tan	Messrs. Devgan, Wall, and Teng and Ms. Flaminia

Peer Group Issuers, Footnote	Peer group TSR reflects the S&P 500 Information Technology Index performance as reflected in the Annual Report pursuant to Item 201(e) of Regulation
S-K.
	For Cadence’s and the peer group’s TSR, each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 28, 2019.
Adjustment To PEO Compensation, Footnote
(4)	Compensation Actually Paid to PEO #1 (Dr. Devgan) reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

	2024	2023	2022	2021	2020
Total Reported in Summary Compensation Table (SCT)	$19,292,503	$17,341,862	$32,216,034	$21,735,794	—

Less, value of Stock Awards reported in SCT	($17,351,776)	($15,392,704)	($30,098,153)	($19,996,360)	—
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$15,440,701	$20,512,907	$33,730,111	$20,926,797	—
Plus, Change in Fair Value (from prior year-end to indicated year-end) of Prior Years awards that are Outstanding and Unvested	$6,094,969	$65,834,172	($31,069,495)	($4,318,614)	—
Plus, FMV of Awards Granted and Vested in the indicated Year	$1,326,066	$1,733,185	$962,229	$557,207	—
Plus, Change in Fair Value (from prior year-end to vesting date) of Prior Year awards that Vested this year	$3,885,430	$29,105,769	$19,016,429	$20,915,668
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	($0)	($0)	($0)	($0)

Total Adjustments	$9,395,389	$101,793,329	($7,458,879)	$18,084,699

Compensation Actually Paid	$28,687,892	$119,135,192	$24,757,155	$39,820,493

(5)	Compensation Actually Paid to PEO #2 (Mr. Tan) reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

	2024	2023	2022	2021	2020
Total Reported in Summary Compensation Table (SCT)	—	—	—	$11,166,016	$9,604,640

Less, value of Stock Awards reported in SCT			—	($8,999,650)	($7,498,545)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	—	—	—	$12,344,763	$16,413,875
Plus, Change in Fair Value (from prior year-end to indicated year-end) of Prior Years awards that are Outstanding and Unvested	—	—	—	$6,806,871	$48,081,970
Plus, FMV of Awards Granted and Vested in the indicated Year	—	—	—	$1,003,000	$1,244,473
Plus, Change in Fair Value (from prior year-end to vesting date) of Prior Year awards that Vested this year	—	—	—	$38,030,290	$25,443,727
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	—	—	—	($0)	($0)

Total Adjustments	—	—	—	$49,185,274	$83,685,500

Compensation Actually Paid	—	—	—	$60,351,290	$93,290,140

Non-PEO NEO Average Total Compensation Amount	$ 5,477,021	$ 5,291,144	$ 10,293,930	$ 5,188,515	$ 4,251,412
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,966,742	34,337,386	7,377,865	14,539,214	21,315,667
Adjustment to Non-PEO NEO Compensation Footnote
(6)	The average Compensation Actually Paid to the non-PEO NEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:

	2024	2023	2022	2021	2020
Total Reported in Summary Compensation Table (SCT)	$5,477,021	$5,291,144	$10,293,930	$5,188,515	$4,251,412

Less, value of Stock Awards reported in SCT	($4,440,047)	($4,105,718)	($9,032,300)	($3,999,937)	($3,206,240)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$4,175,195	$5,483,961	$10,165,513	$5,017,287	$6,219,548
Plus, Change in Fair Value (from prior year-end to indicated year-end) of Prior Years awards that are Outstanding and Unvested	$1,268,894	$16,894,138	($11,766,789)	($1,923,004)	$8,360,210
Plus, FMV of Awards Granted and Vested in the indicated Year	$222,918	$314,241	$216,729	$208,366	$236,946
Plus, Change in Fair Value (from prior year-end to vesting date) of Prior Year awards that Vested this year	$1,262,760	$10,459,620	$7,500,782	$10,047,986	$5,453,791
Less Prior Year Fair Value of Prior Year awards that Failed to vest this year	($0)	($0)	($0)	($0)	($0)

Total Adjustments	$2,489,720	$29,046,242	($2,916,064)	$9,350,699	$17,064,255

Compensation Actually Paid	$7,966,742	$34,337,386	$7,377,865	$14,539,214	$21,315,667

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid versus Total Shareholder Return
As indicated above, we believe there is a strong alignment between Compensation Actually Paid and our TSR as we have outperformed our peer group. Specifically, when our stock price has grown (in 2020, 2021, 2023, and 2024), the Compensation Actually Paid has been above our Summary Compensation Table values and when our stock price has decreased (2022) the Compensation Actually Paid has been below our Summary Compensation Table values (and lower than prior years). The 2020 Compensation Actually Paid values for Mr. Tan reflect the impact of prior option awards and prior LTP awards that had meaningful changes in fair value because of our significant stock price gains in 2020. As noted above, the lower Compensation Actually Paid values in 2021 compared to 2020, and in 2024 compared to 2023, are a result of several factors including lower price growth and fewer outstanding LTP awards included in the calculations. The higher Compensation Actually Paid values in 2023 compared to 2022 are a result of several factors including significant stock price growth and the use of options and periodic LTP grants in the program.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid versus GAAP Net Income and
non-GAAP
Operating Income (Company Selected Metric)
As alluded to above, and compared to correlation with TSR, we see a weaker correlation between our financial and operational metrics and Compensation Actually Paid. In each of the past three years our GAAP Net Income and non-GAAP
Operating Income has grown; however, our Compensation Actually Paid has varied over that same period of time (higher values in 2020, 2021, 2023 and lower values in 2022 and 2024). This underscores that our compensation program is materially tied to stock price performance and creates alignment with the stockholder experience.

Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
The following is a list of financial performance and
non-financial
performance measures, which in our
assessment
represent the most important measures used by Cadence to link Compensation Actually Paid to the NEOs for 2024:
Revenue
Non-GAAP
Operating Income Dollars
Non-GAAP
Operating Income Margin
Stock Price Performance
For additional details regarding these performance measures, please see the sections titled “Short-Term Cash Incentive Compensation under the Senior Executive Bonus Plan” and “Equity Incentive Compensation” in our “Compensation Discussion and Analysis” elsewhere in this proxy statement.

Total Shareholder Return Amount	$ 433	393	232	269	197
Peer Group Total Shareholder Return Amount	300	211	135	190	142
Net Income (Loss)	$ 1,055,484,000	$ 1,041,144,000	$ 848,952,000	$ 695,955,000	$ 590,644,000
Company Selected Measure Amount	1,974,360,000	1,717,212,000	1,436,357,000	1,110,755,000	944,083,000
Minimum Stock Price	5.00%
Maximum Stock Price	10.00%
Decreasing in Stock Price		70.00%	14.00%
Increase in Stock Price	10.00%	70.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income Dollars
Non-GAAP Measure Description	We identified
Non-GAAP
Operating Income Dollars as our company selected measure which is defined as operating income adjusted for amortization of acquired intangibles, stock-based compensation expense, non-qualified
deferred compensation expenses or credits, restructuring charges or credits, acquisition- and integration-related costs, and special charges. A reconciliation of our non-GAAP
	to GAAP financial results is set forth in Appendix A to this proxy statement.
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Stock Price Performance
Dr. Devgan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 19,292,503	$ 17,341,862	$ 32,216,034	$ 21,735,794
PEO Actually Paid Compensation Amount	$ 28,687,892	$ 119,135,192	$ 24,757,155	$ 39,820,493
PEO Name	Dr. Devgan	Dr. Devgan	Dr. Devgan	Dr. Devgan
Mr. Tan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 11,166,016	$ 9,604,640
PEO Actually Paid Compensation Amount				$ 60,351,290	$ 93,290,140
PEO Name				Mr. Tan	Mr. Tan
PEO | Dr. Devgan [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 9,395,389	$ 101,793,329	$ (7,458,879)	$ 18,084,699
PEO | Dr. Devgan [Member] | Value of Stock Awards reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,351,776)	(15,392,704)	(30,098,153)	(19,996,360)
PEO | Dr. Devgan [Member] | Year End value of Awards Granted in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,440,701	20,512,907	33,730,111	20,926,797
PEO | Dr. Devgan [Member] | Change in Fair Value of Prior Years awards that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,094,969	65,834,172	(31,069,495)	(4,318,614)
PEO | Dr. Devgan [Member] | FMV of Awards Granted and Vested in the indicated Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,326,066	1,733,185	962,229	557,207
PEO | Dr. Devgan [Member] | Change in Fair Value (from prior yearend) of Prior Year awards that Vested this year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,885,430	29,105,769	19,016,429	20,915,668
PEO | Dr. Devgan [Member] | Prior Year Fair Value of Prior Year awards that Failed to vest this year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Mr. Tan [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				49,185,274	$ 83,685,500
PEO | Mr. Tan [Member] | Value of Stock Awards reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(8,999,650)	(7,498,545)
PEO | Mr. Tan [Member] | Year End value of Awards Granted in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				12,344,763	16,413,875
PEO | Mr. Tan [Member] | Change in Fair Value of Prior Years awards that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				6,806,871	48,081,970
PEO | Mr. Tan [Member] | FMV of Awards Granted and Vested in the indicated Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,003,000	1,244,473
PEO | Mr. Tan [Member] | Change in Fair Value (from prior yearend) of Prior Year awards that Vested this year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				38,030,290	25,443,727
PEO | Mr. Tan [Member] | Prior Year Fair Value of Prior Year awards that Failed to vest this year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
Non-PEO NEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,489,720	29,046,242	(2,916,064)	9,350,699	17,064,255
Non-PEO NEO | Value of Stock Awards reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,440,047)	(4,105,718)	(9,032,300)	(3,999,937)	(3,206,240)
Non-PEO NEO | Year End value of Awards Granted in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,175,195	5,483,961	10,165,513	5,017,287	6,219,548
Non-PEO NEO | Change in Fair Value of Prior Years awards that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,268,894	16,894,138	(11,766,789)	(1,923,004)	8,360,210
Non-PEO NEO | FMV of Awards Granted and Vested in the indicated Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	222,918	314,241	216,729	208,366	236,946
Non-PEO NEO | Change in Fair Value (from prior yearend) of Prior Year awards that Vested this year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,262,760	10,459,620	7,500,782	10,047,986	5,453,791
Non-PEO NEO | Prior Year Fair Value of Prior Year awards that Failed to vest this year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0